Commitments and Contingencies (Details 1) - USD ($)	6 Months Ended
	Dec. 31, 2019	Jun. 30, 2019
Payments made by related party	$ (2,403,241)
Accrued contingent liabilities	6,781,141	$ 6,591,185
Litigation disputes and accrued costs [Member]
Claim amount	7,578,243
Interest and penalties	1,606,139
Total claim amount	9,184,382
Guarantees [Member] | Litigation disputes and accrued costs [Member]
Claim amount	2,125,899
Interest and penalties	435,010
Total claim amount	2,560,909
Sales [Member] | Litigation disputes and accrued costs [Member]
Claim amount	19,898
Interest and penalties	9,299
Total claim amount	29,197
Purchases [Member] | Litigation disputes and accrued costs [Member]
Claim amount	1,348,311
Interest and penalties	186,351
Total claim amount	1,534,662
Leases [Member] | Litigation disputes and accrued costs [Member]
Claim amount	3,755,325
Interest and penalties	819,788
Total claim amount	4,575,113
Labor [Member] | Litigation disputes and accrued costs [Member]
Claim amount	25,842
Interest and penalties
Total claim amount	25,842
Others [Member] | Litigation disputes and accrued costs [Member]
Claim amount	302,968
Interest and penalties	155,691
Total claim amount	$ 458,659